Equity - Reverse Recapitalization Share Activity (Details) - shares	6 Months Ended		12 Months Ended
	Dec. 31, 2022	Jun. 23, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Class A Shares
Reconciliation of number of shares outstanding [Roll Forward]
Number of shares outstanding (in shares)	197,026,729	197,026,729	467,976,748	467,677,673	197,026,729
Issuance during the year (in shares)		0
Closing of the merger with GGI (in shares)
Removal of Polestar Automotive Holding Limited from the Group (in shares)
Exchange of Class A for Class B (in shares)	(197,026,729)
Exchange of Class B for Class A (in shares)	(294,877,349)
Reclassification of GBP Redeemable Preferred Shares (in shares)	0
Issuance of Volvo Cars Preference Shares (in shares)	58,882,610
Issuance to Convertible Note holders (in shares)	4,306,466
Issuance to PIPE investors (in shares)	26,540,835
Issuance to GGI shareholders (in shares)	82,193,962
Listing expense (in shares)	0
Transaction costs (in shares)	0
Post-closing of the merger with GGI (in shares)
Equity-settled share-based payment (in shares)	876,451			299,075
Equity settled share-based payment (in shares)	0		144,249
Conversion From Class B To Class A			1,592,341,000
Number of shares outstanding (in shares)	467,677,673	197,026,729	2,060,461,997	467,976,748	467,677,673
Class B Shares
Reconciliation of number of shares outstanding [Roll Forward]
Number of shares outstanding (in shares)	35,377,866	35,377,866	1,642,233,575	1,642,233,575	35,377,866
Issuance during the year (in shares)		0
Closing of the merger with GGI (in shares)
Removal of Polestar Automotive Holding Limited from the Group (in shares)
Exchange of Class A for Class B (in shares)	1,642,233,575
Exchange of Class B for Class A (in shares)	(35,377,866)				(35,377,866)
Reclassification of GBP Redeemable Preferred Shares (in shares)	0
Issuance of Volvo Cars Preference Shares (in shares)	0
Issuance to Convertible Note holders (in shares)	0
Issuance to PIPE investors (in shares)	0
Issuance to GGI shareholders (in shares)	0
Listing expense (in shares)	0
Transaction costs (in shares)	0
Post-closing of the merger with GGI (in shares)
Equity-settled share-based payment (in shares)	0			0
Equity settled share-based payment (in shares)	0		0
Conversion From Class B To Class A			(1,592,341,000)
Number of shares outstanding (in shares)	1,642,233,575	35,377,866	49,892,575	1,642,233,575	1,642,233,575
Share capital
Reconciliation of number of shares outstanding [Roll Forward]
Number of shares outstanding (in shares)	(1,865,909,000)	(1,865,909,000)	(21,168,000)	(21,165,000)	(1,865,909,000)
Issuance during the year (in shares)		0
Closing of the merger with GGI (in shares)
Removal of Polestar Automotive Holding Limited from the Group (in shares)
Exchange of Class A for Class B (in shares)	1,565,447,000
Exchange of Class B for Class A (in shares)	(281,090,000)
Reclassification of GBP Redeemable Preferred Shares (in shares)	(65,000)
Issuance of Volvo Cars Preference Shares (in shares)	(589,000)
Issuance to Convertible Note holders (in shares)	(43,000)
Issuance to PIPE investors (in shares)	(265,000)
Issuance to GGI shareholders (in shares)	(822,000)
Listing expense (in shares)	0
Transaction costs (in shares)	0
Post-closing of the merger with GGI (in shares)
Equity-settled share-based payment (in shares)	(9,000)			(3,000)
Equity settled share-based payment (in shares)	0		(1,000)
Conversion From Class B To Class A			0
Number of shares outstanding (in shares)	(21,165,000)	(1,865,909,000)	(21,169,000)	(21,168,000)	(21,165,000)
Other contributed capital
Reconciliation of number of shares outstanding [Roll Forward]
Number of shares outstanding (in shares)	(35,231,000)	(35,231,000)	(3,615,187,000)	(3,584,232,000)	(35,231,000)
Issuance during the year (in shares)		0
Closing of the merger with GGI (in shares)
Removal of Polestar Automotive Holding Limited from the Group (in shares)
Exchange of Class A for Class B (in shares)	(1,565,447,000)
Exchange of Class B for Class A (in shares)	281,090,000
Reclassification of GBP Redeemable Preferred Shares (in shares)	65,000
Issuance of Volvo Cars Preference Shares (in shares)	(588,237,000)
Issuance to Convertible Note holders (in shares)	43,000
Issuance to PIPE investors (in shares)	(249,735,000)
Issuance to GGI shareholders (in shares)	(521,285,000)
Listing expense (in shares)	(372,318,000)
Transaction costs (in shares)	38,903,000
Post-closing of the merger with GGI (in shares)
Equity-settled share-based payment (in shares)	(9,900,000)			(5,390,000)
Equity settled share-based payment (in shares)	(25,565,000)		(9,840,000)
Conversion From Class B To Class A			0
Number of shares outstanding (in shares)	(3,584,232,000)	(35,231,000)	(3,625,027,000)	(3,615,187,000)	(3,584,232,000)